RELATED PARTY TRANSACTIONS	3 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

NOTE 18. RELATED PARTY TRANSACTIONS

Investments

The Company has entered into related party transactions and certain services agreements with its investees.  Key management of the Company has also entered into related party transactions with investees. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, Chairman, Chief Executive Officer and Chief Financial Officer are key management personnel.

The following subsidiaries and associates are considered related parties:

(a)	Stimunity. One of the three directors on the Board of Directors of Stimunity is controlled by Portage (see Note 7, “Investment in Associate”).

(b)	iOx. Two of the five directorships on the Board of Directors of iOx is controlled by Portage. Additionally, Portage has an observer on the Board of iOx. The CEO of the Company is also the CEO of iOx, and the management team of the Company comprise the management team of iOx.

(c)	Saugatuck. One of the three directorships on the Board of Directors of Saugatuck is controlled by Portage. Additionally, the CEO of the Company is also the CEO of Saugatuck and the management team of the Company comprise the management team of Saugatuck.

(d)	Intensity. One of the four directorships on the Board of Directors of Intensity is represented by Portage. Additionally, the CEO of the Company is an officer and employee of Intensity (see Note 9, “Investments in Private Companies”).

(e)	PGL. PPL holds 65% equity in PGL, committed to provide financing and also handles financial and administrative matters of PGL. The Company disposed of 100% of its interests in PPL and PGL on March 3, 2021 (see Note 8, “Disposition of PPL”).

(f)	Portage Development Services. A 100% owned subsidiary incorporated in Delaware, which provides human resources, and other services to each operating subsidiary via a shared services agreement.

The following are significant related party balances and transactions other than those disclosed elsewhere in the condensed consolidated interim financial statements:

Interest expense includes $0.06 million interest incurred on notes issued to directors during the three months ended June 30, 2020.

In January 2020, a board member of the Company advanced the Company $1.0 million, which was repaid in July 2020. There was no interest or fees associated with this advance.

Transactions between the parent company and its subsidiaries, which are related parties, have been eliminated in consolidation and are not disclosed in this note.